LEASES AND SIMILAR ARRANGEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of leases [text block]

10) LEASES AND SIMILAR ARRANGEMENTS

a) Finance leases

The Atento Group holds the following assets under finance leases:

	Thousands of U.S. dollars
	Net carrying amount of asset
	2017	2018
Finance leases
Furniture, tools and other tangible assets	6,619	4,815
Plant and machinery	1,847	983
Total	8,466	5,798

On April 25, 2017, Atento Brasil S.A. entered in a sale leaseback agreement with HP Financial Services Arrendamento Mercantil S.A. in an amount of 23,615 thousand Brazilian Reais, equivalent to 6,094 thousand U.S. dollars as of December 31, 2018, which will be repaid in 36 monthly installments.

On July 24, 2017, Atento Brasil S.A. entered in a new sale leaseback agreement with HP Financial Services Arrendamento Mercantil S.A. in an amount of 4,220 thousand Brazilian Reais, equivalent to 1,089 thousand U.S. dollars as of December 31, 2018, which will be repaid in 60 monthly installments.

On August 24, 2017, Atento Brasil S.A. entered in a new sale leaseback agreement with HP Financial Services Arrendamento Mercantil S.A. in an amount of 4,570 thousand Brazilian Reais, equivalent to 1,179 thousand U.S. dollars as of December 31, 2018, which will be repaid in 60 monthly installments.

The assets acquired under finance leases are located in Brazil, Colombia and Peru. The present value of future finance lease payments is as follow:

	Thousands of U.S. dollars
	2017	2018
Up to 1 year (Note 17)	4,260	3,158
Between 1 and 5 years (Note 17)	6,238	2,369
Total	10,498	5,527